Leases Disclosure of lease payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 229	R 177
Principal and interest payments made for lease liabilities
Disclosure of lease payments [Line Items]
Cash outflow for leases	229	177
Short-term lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	154	134
Lease payments of low value assets leased
Disclosure of lease payments [Line Items]
Cash outflow for leases	28	21
Variable lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	1,678	1,050
Total cash outflows for leases
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 2,089	R 1,382